Restatement of Prior Period Financial Statements - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Disclosure Of Restatement [Line Items]
Total equity	£ 21,999	£ 19,772	£ 22,347 [1]	£ 23,407	£ 18,926
Remeasurements of the net pension obligation	(292)	(4)
Tax expense on pension re-measurement	£ 58	£ 17
Increase (decrease) due to corrections of prior period errors [member]
Disclosure Of Restatement [Line Items]
Increase in retirement benefit obligation, after tax			393
Increase in retirement benefit obligation, gross			476
Total equity			393
Remeasurements of the net pension obligation			476
Tax expense on pension re-measurement			£ 83

[1]	Restatement to reflect the update to our retirement benefit obligation. See Note 2 to the condensed consolidated financial statements